13. INTANGIBLE ASSETS AND GOODWILL: Schedule of Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment (Details)	12 Months Ended
Dec. 31, 2020 CAD ($)
PV license (CA)
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Discount rate	43.50%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal growth rate	2.69%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal capitalization multiple	4.36
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Recoverable amount	$ 34,249,080
PV brand (CA)
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Discount rate	38.50%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal growth rate	2.69%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal capitalization multiple	5.25
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Recoverable amount	$ 10,440,240
PV brand (MI)
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Discount rate	38.50%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal growth rate	2.69%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal capitalization multiple	6.49
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Recoverable amount	$ 34,631,040
High Times Retail lic. Agreement
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Discount rate	21.00%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal growth rate	0.00%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal capitalization multiple	0
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Recoverable amount	$ 23,044,920
High Times Product lic. Agreement
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Discount rate	19.00%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal growth rate	0.00%
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Terminal capitalization multiple	0
Key assumptions used in calculating the recoverable amount for each CGU grouping tested, Recoverable amount	$ 73,336,320